Condensed Consolidating Financial Statements (Condensed Statements of Comprehensive Income) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Condensed Statement of Income Captions [Line Items]
Net Income		$ 307.1		$ 268.1
Net unrealized gain on cash flow hedges	[1]	0.2		1.0
Unrecognized pension and OPEB benefit (costs)	[3]	5.2	[2]	(9.7)
Total other comprehensive income (loss)	[4]	5.4		(8.7)
Total Comprehensive Income		312.5		259.4
Less: Comprehensive Income-noncontrolling interest		40.0		0.0
Comprehensive Income-controlling interests		272.5		259.4
Columbia Pipeline Group
Condensed Statement of Income Captions [Line Items]
Net Income		307.1		268.1
Net unrealized gain on cash flow hedges		0.2		1.0
Unrecognized pension and OPEB benefit (costs)		5.2		(9.7)
Total other comprehensive income (loss)		5.4		(8.7)
Total Comprehensive Income		312.5		259.4
Less: Comprehensive Income-noncontrolling interest		40.0
Comprehensive Income-controlling interests		272.5
Columbia Energy Group
Condensed Statement of Income Captions [Line Items]
Net Income		341.1		268.1
Net unrealized gain on cash flow hedges		(1.6)		0.0
Unrecognized pension and OPEB benefit (costs)		5.4		(9.7)
Total other comprehensive income (loss)		3.8		(9.7)
Total Comprehensive Income		344.9		258.4
Less: Comprehensive Income-noncontrolling interest		40.0
Comprehensive Income-controlling interests		304.9
Columbia OpCo
Condensed Statement of Income Captions [Line Items]
Net Income		533.1		0.0
Net unrealized gain on cash flow hedges		0.0		0.0
Unrecognized pension and OPEB benefit (costs)		0.0		0.0
Total other comprehensive income (loss)		0.0		0.0
Total Comprehensive Income		533.1		0.0
Less: Comprehensive Income-noncontrolling interest		0.0
Comprehensive Income-controlling interests		533.1
CPG OpCo GP
Condensed Statement of Income Captions [Line Items]
Net Income		0.0		0.0
Net unrealized gain on cash flow hedges		0.0		0.0
Unrecognized pension and OPEB benefit (costs)		0.0		0.0
Total other comprehensive income (loss)		0.0		0.0
Total Comprehensive Income		0.0		0.0
Less: Comprehensive Income-noncontrolling interest		0.0
Comprehensive Income-controlling interests		0.0
Non-Guarantor Subsidiaries
Condensed Statement of Income Captions [Line Items]
Net Income		523.4		269.6
Net unrealized gain on cash flow hedges		1.8		1.0
Unrecognized pension and OPEB benefit (costs)		(0.2)		0.0
Total other comprehensive income (loss)		1.6		1.0
Total Comprehensive Income		525.0		270.6
Less: Comprehensive Income-noncontrolling interest		0.0
Comprehensive Income-controlling interests		525.0
Consolidating adjustments and eliminations
Condensed Statement of Income Captions [Line Items]
Net Income		(1,397.6)		(537.7)
Net unrealized gain on cash flow hedges		(0.2)		(1.0)
Unrecognized pension and OPEB benefit (costs)		(5.2)		9.7
Total other comprehensive income (loss)		(5.4)		8.7
Total Comprehensive Income		(1,403.0)		$ (529.0)
Less: Comprehensive Income-noncontrolling interest		(40.0)
Comprehensive Income-controlling interests		$ (1,363.0)
Predecessor
Condensed Statement of Income Captions [Line Items]
Net Income					$ 280.7
Net unrealized gain on cash flow hedges	[1]				1.1
Unrecognized pension and OPEB benefit (costs)	[3]				8.2
Total other comprehensive income (loss)	[4]				9.3
Total Comprehensive Income					290.0
Less: Comprehensive Income-noncontrolling interest					0.0
Comprehensive Income-controlling interests					290.0
Predecessor | Columbia Pipeline Group
Condensed Statement of Income Captions [Line Items]
Net Income					280.7
Net unrealized gain on cash flow hedges					1.1
Unrecognized pension and OPEB benefit (costs)					8.2
Total other comprehensive income (loss)					9.3
Total Comprehensive Income					290.0
Predecessor | Columbia Energy Group
Condensed Statement of Income Captions [Line Items]
Net Income					280.0
Net unrealized gain on cash flow hedges					0.0
Unrecognized pension and OPEB benefit (costs)					8.2
Total other comprehensive income (loss)					8.2
Total Comprehensive Income					288.2
Predecessor | Columbia OpCo
Condensed Statement of Income Captions [Line Items]
Net Income					0.0
Net unrealized gain on cash flow hedges					0.0
Unrecognized pension and OPEB benefit (costs)					0.0
Total other comprehensive income (loss)					0.0
Total Comprehensive Income					0.0
Predecessor | CPG OpCo GP
Condensed Statement of Income Captions [Line Items]
Net Income					0.0
Net unrealized gain on cash flow hedges					0.0
Unrecognized pension and OPEB benefit (costs)					0.0
Total other comprehensive income (loss)					0.0
Total Comprehensive Income					0.0
Predecessor | Non-Guarantor Subsidiaries
Condensed Statement of Income Captions [Line Items]
Net Income					267.5
Net unrealized gain on cash flow hedges					1.1
Unrecognized pension and OPEB benefit (costs)					0.0
Total other comprehensive income (loss)					1.1
Total Comprehensive Income					268.6
Predecessor | Consolidating adjustments and eliminations
Condensed Statement of Income Captions [Line Items]
Net Income					(547.5)
Net unrealized gain on cash flow hedges					(1.1)
Unrecognized pension and OPEB benefit (costs)					(8.2)
Total other comprehensive income (loss)					(9.3)
Total Comprehensive Income					$ (556.8)

[1]	Net unrealized gain on derivatives qualifying as cash flow hedges, net of $0.2 million, $0.7 million and $0.6 million tax expense in 2015, 2014 and 2013, respectively.
[2]	Unrecognized pension and OPEB costs are primarily related to pension and OPEB remeasurement recorded during 2015.
[3]	Unrecognized pension and other postretirement ("OPEB") benefit (costs), net of $1.2 million tax benefit, $6.1 million tax benefit, and $5.3 million tax expense in 2015, 2014 and 2013, respectively.
[4]	All amounts are net of tax. Amounts in parentheses indicate debits.